RELATED PARTY TRANSACTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTION
Rental expense recorded:	$ 627	$ 586	$ 492
Ms. Zhiying Li
RELATED PARTY TRANSACTION
Rental expense recorded:	$ 627	$ 586	$ 492